FAIR VALUE MEASUREMENTS	9 Months Ended
Sep. 30, 2017
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
The fair value hierarchy categorizes into three levels the inputs to valuation techniques used to measure fair value. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1 inputs) and the lowest priority to unobservable inputs (Level 3 inputs).

▪	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities which the entity can access at the measurement date.

▪	Level 2 inputs are inputs other than quoted prices included within Level 1 which are observable for the asset or liability, either directly or indirectly such as those derived from prices.

▪	Level 3 inputs are unobservable inputs for the asset or liability.
There have been no changes in the classification of the financial instruments in the fair value hierarchy since December 31, 2016.

(a)	Financial assets and liabilities measured at fair value on a recurring basis
As at September 30, 2017, the Company’s fair value of financial assets and liabilities were as follows:

	September 30, 2017					December 31, 2016
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value	Total Fair Value
Assets
Cash and cash equivalents	$583.6	$583.6	$—	$—	$583.6	$652.0
Restricted cash	24.7	24.7	—	—	24.7	110.7
Short-term investments	227.0	227.0	—	—	227.0	—
Marketable securities and warrants	30.1	25.0	5.1	—	30.1	21.9
Bond fund investments	2.7	2.7	—	—	2.7	5.9
Derivatives
Currency contracts	12.0	—	12.0	—	12.0	2.3
Crude oil contracts	2.3	—	2.3	—	2.3	6.2
Embedded derivative	9.5	—	9.5	—	9.5	—
	$891.9	$863.0	$28.9	$—	$891.9	$799.0
Liabilities
Derivatives
Currency contracts	$—	$—	$—	$—	$—	$(2.0)
Crude oil contracts	(0.1)	—	(0.1)	—	(0.1)	—
6.75% Senior unsecured notes	—	—	—	—	—	(474.0)
Long-term debt - 7% Senior notes	(400.0)	(421.8)	—	—	(421.8)	—
	$(400.1)	$(421.8)	$(0.1)	$—	$(421.9)	$(476.0)

(b)	Valuation techniques
Cash, cash equivalents and short-term investments
Cash, cash equivalents and short-term investments are included in Level 1 due to the short-term maturity of these financial instruments.
Marketable securities and warrants
The fair value of marketable securities included in Level 1 is determined based on a market approach. The closing price is a quoted market price from the exchange market which is the principal active market for the particular security. The fair value of warrants included in Level 2 is obtained through the use of Black-Scholes pricing model, which uses share price inputs and volatility measurements. The fair value of investments in equity instruments which are not actively traded is determined using valuation techniques which require inputs that are both unobservable and significant, and therefore were categorized as Level 3 in the fair value hierarchy. The Company used the latest transaction price for these securities, obtained from the entity, to value these marketable securities and warrants.
Bond fund investments
The fair value of bond fund investments included in Level 1 is measured using quoted prices (unadjusted) in active markets.
Derivatives
For derivative contracts, the Company obtains a valuation of the contracts from counterparties of those contracts. The Company assesses the reasonableness of these valuations through internal methods and third-party valuations. The Company then calculates a credit valuation adjustment to reflect the counterparty’s or the Company’s own default risk. Valuations are based on the present value of market valuations considering interest rate and volatility, taking into account the credit risk of the financial instrument. Valuations of derivative contracts are therefore classified within Level 2 of the fair value hierarchy (note 17(a)).
Embedded Derivative
The fair value of the embedded derivative as at September 30, 2017 was $9.5 million and is accounted for at FVTPL. The valuation is based on the discounted cash flows at the risk-free rate to determine the present value of the redemption option. Key inputs used in the valuation include the credit spread, volatility parameter and the risk-free rate curve. Valuation of the redemption option is therefore classified within Level 2 of the fair value hierarchy.
Senior Notes
The fair value of Senior Notes required to be disclosed is determined using quoted prices (unadjusted) in active markets, and is therefore classified within Level 1 of the fair value hierarchy. The fair value of the Notes as at September 30, 2017 was $421.8 million (December 31, 2016 - $474.0 million).
Investments in associates
Investments in associates are measured at fair value on a non-recurring basis when an impairment charge or reversal is to be recorded. After application of the equity method, the fair value of an investment in associate is determined for purposes of assessing whether an impairment charge or reversal of a previously recorded impairment charge is required. For publicly traded companies, the Company determines the fair value of its investments in associates based on a market approach reflecting the closing price of the investments in the associates' shares at the balance sheet date. Since there is a quoted market price, this is classified within Level 1 of the fair value hierarchy. As at September 30, 2017, no investments in associates were measured at fair value.
Finance lease liabilities
Finance lease liabilities are accounted for at amortized cost, using the effective interest rate method. The fair value required to be disclosed is determined using market interest rate inputs and is therefore classified within Level 2 of the fair value hierarchy (note 15). The fair value at September 30, 2017 of the Company's finance lease liabilities approximates their carrying amount of $0.1 million (December 31, 2016 - $0.1 million).
Other financial assets and liabilities
The fair value of all other financial assets and liabilities of the Company approximate their carrying amounts.